INCOME TAXES - Schedule of Components of Income Tax Expense (Credit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	$ 9,825	$ 9,486	$ 5,392
Total income tax expense	16,996	16,858	5,669
Foreign Tax Authority | United Kingdom
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	469	411	(1,098)
Foreign Tax Authority | Indonesia
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	5,584	5,579	3,641
Deferred tax (income) expense	5,086	5,304	(869)
Foreign Tax Authority | Brazil
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	1,160	1,350	716
Foreign Tax Authority | Kuwait
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	2,144	2,146	2,133
Foreign Tax Authority | Barbados
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	468	0	0
Foreign Tax Authority | Jordan
Components of Income Tax Expense (Benefit)
Deferred tax (income) expense	$ 2,085	$ 2,068	$ 1,146